Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill

	December 31, 2015	December 31, 2014
Balance at beginning of the year	756.3	845.5
Translation adjustment	(177.3)	(89.2)

Balance at end of the year	579.0	756.3